46480 9/98
PROSPECTUS SUPPLEMENT
dated September 14, 1998 to:
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PUTNAM TAX EXEMPT INCOME FUND
Prospectus dated January 30, 1998

In the section entitled "How the fund is managed," the third paragraph is replaced with the following:

The following officer of Putnam Investment Management, Inc.
("Putnam Management") has had primary responsibility for the day-to-day management of the fund's portfolio since the year stated below:

                                   Business experience
Officer               Year         (at least 5 years)
-------               ----         ----------------------------

David E. Hamlin       1998         Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since August, 1998.
                                   Prior to August, 1998, Mr.
                                   Hamlin was a Principal at
                                   The Vanguard Group.